3. INVENTORIES, NET	12 Months Ended
Sep. 30, 2011
Inventory Disclosure [Text Block]
3. INVENTORIES, NET

Inventories consist of the following:

At September 30,	2011	2010
Finished goods	$44,648	$-
Work in process	23,960	-
Raw materials	324,025	151,633
	392,633	151,633
Reserve for obsolescence	(119,365)	(151,427)
	$273,268	$206

The Company relies on one supplier for film for its HSS products. The Company’s ability to manufacture its HSS product could be adversely affected if it were to lose a sole source supplier and was unable to find an alternative supplier.

The reserve for obsolescence increased by $63,094 in the year ended September 30, 2010 due to obsolete legacy HSS parts and components. The reserve for obsolescence was reduced by a $32,062 non-cash inventory reserve reduction in the year ended September 30, 2011 through the use of such parts in the production of prototypes and HSS-3000 products. The Company may continue to incur non-cash inventory reserve reductions through the use of reserved legacy HSS parts obtained in connection with the Spin-Off.